Taxation	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Taxation
10	Taxation

(a)	Income tax expense
Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)	Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong
Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)	PRC
Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%. except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) “Software Enterprise” (“SE”) and “Key Software Enterprise” (“KSE”), and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%, Qualified SE is entitled to an exemption from income tax for the first two years, commencing from the first profitable year, and a reduction of half tax rate for the next three years and Qualified KSE is eligible for a preferential tax rate of 10%.
Guangzhou Kugou, Beijing Kuwo and a subsidiary of the Group, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”), have been recognized as HNTE by relevant government authorities and were entitled to preferential tax rate of 15% for the years ended December 31, 2018, 2019 and 2020. Yeelion Online and TME Tech Shenzhen were qualified as SE and have entitled to tax holidays starting from the year ended December 31, 2017 (i.e. their first profitable year in 2017). TME Tech Shenzhen and Yeelion Online were further qualified as KSE and have entitled to preferential tax rate of 10% for the year ended December 31, 2019. For the year ended December 31, 2020, TME Tech Shenzhen and Yeelion Online were entitled to a reduced tax rate of 12.5%. Yeelion Online Network Technology (Tianjin) Co., Ltd. (‘‘Yeelion Online Tianjin”) and Guangzhou Shiyinlian Software Technology Co., Ltd. (‘‘Shiyinlian”) were qualified as SE and have been entitled to tax holidays starting from the years ended December 31, 2019 (i.e. their first profitable year in 2019).
Furthermore, the Group also has certain subsidiaries subject to other preferential tax treatment for certain reduced tax rates of 5% or 10%.
The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Current income tax	255	703	634
Deferred income tax (note b)	(84)	(140)	(178)

Total income tax expense	171	563	456

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2018, 2019 and 2020, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Profit before income tax expense	2,003	4,540	4,632

Tax calculated at a tax rate of 25%	501	1,135	1,158
Effects of different tax rates applicable to different subsidiaries of the Group	396	(36)	34
Effects of tax holiday on assessable profit of certain subsidiaries	(530)	(88)	(214)
Effects of tax holiday of a subsidiary recognized for prior year	(116)	—	—
Effects of preferential tax rate on assessable profit of certain subsidiaries	(230)	(556)	(631)
Expense not deductible for tax purposes	156	133	82
Income not subject to tax	(2)	—	—
Unrecognized deferred income tax assets	37	16	46
Utilization of previously unrecognized tax assets	(40)	(50)	(11)
Others	(1)	9	(8)

	171	563	456

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	646	88	214
Per ordinary share effect—basic	0.21	0.03	0.06
Per ordinary share effect—diluted	0.20	0.03	0.06
The Group’s profit before tax consists of:

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Non-PRC	(1,579)	470	(4)
PRC	3,582	4,070	4,636

	2,003	4,540	4,632

(b)	Deferred income tax

	As at December 31,
	2019	2020
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	61	105
Deferred revenue	46	55
Accruals	74	136
Deemed distribution arising from carve out of Tencent Music Business	13	8
Others	6	4

Total deferred tax assets	200	308
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(5)

Net deferred tax assets	192	303

The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	305	270

Total deferred tax liabilities	305	270
Set-off of deferred tax liabilities pursuant to set-off provisions	(8)	(5)

Net deferred liabilities	297	265

The recovery of deferred income tax:

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	43	38
to be recovered within 12 months	149	265

	192	303

Deferred tax liabilities:
to be recovered after more than 12 months	229	203
to be recovered within 12 months	68	62

	297	265

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Deemed distribution	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2019	39	30	40	19	3	131
Credited/(charged) to income statement	22	16	34	(6)	3	69

At December 31, 2019	61	46	74	13	6	200
Credited/(charged) to income statement	44	9	62	(5)	(2)	108

At December 31, 2020	105	55	136	8	4	308

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2019 and 2020, the Group did not recognize deferred income tax assets of RMB42 and RMB96 million respectively in respect of cumulative tax losses amounting to, RMB436 million and RMB664 million respectively. These tax losses will expire from 2021 to 2025.
The movements of deferred income tax liabilities were as follows:

	Intangible assets RMB’million	Total RMB’million
At January 1, 2019	362	362
Credited to income statement	(71)	(71)
Business combination	14	14

At December 31, 2019	305	305
Credited to income statement	(70)	(70)
Business combination	35	35

At December 31, 2020	270	270